Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss) from continuing operations	$ (1,427,368)	$ (2,532,915)	$ (7,391,132)	$ 6,151,885
Net income (loss) from discontinued operations	3,573	5,363	21,451	(655,745)
Net income (loss)	(1,423,795)	(2,527,552)	(7,369,681)	5,496,140
Adjustments to reconcile net income (loss) to net cash used in operating activities
Non-cash interest expense	332,990	500,568	1,465,518	5,938,622
Amortization and depreciation	52,870	55,912	230,134	191,818
Inventory write-down			1,495,978
Stock compensation expense				136,249
Termination costs of vendor agreements			1,755,082
Income on forfeited customer deposit			(250,000)
Gain on fair value change of derivatives	(462,005)	638,118	(3,212,113)	(19,202,431)
Changes in operating assets and liabilities:
Accounts receivable	43,201	(36,270)	4,381	1,119,649
Inventory	62,681	1,952,844	1,015,069	(2,812,916)
Prepaid expenses	(4,941)	(9,915)	(15,699)	33,641
Vendor deposits		(633,445)	1,298,739	(2,222,952)
Accounts payable and accrued expenses	795,977	708,358	2,937,774	2,275,175
Deferred revenue	360		495
Operating lease liabilities	(35,385)	(31,882)	(133,508)	(120,177)
Customer deposits				176,580
Net cash used in continuing operations	(638,047)	616,736	(777,831)	(8,990,602)
Net cash provided by (used in) discontinued operations	(3,573)	(5,363)	(21,451)	391,306
Net cash used in operating activities	(641,620)	611,373	(799,282)	(8,599,296)
Cash flows from investing activities:
Purchase of office and computer equipment		(2,162)	(2,162)	(65,202)
Net cash used in investing activities		(2,162)	(2,162)	(65,202)
Cash flows from financing activities:
Proceeds from sale of common stock, net of costs	350,555	526,393	1,828,263	1,141,514
Proceeds from issuances of notes payable				2,510,000
Payments of principal of convertible note payable and notes payable		(550,000)	(950,000)	(250,000)
Net cash provided by financing activities	350,555	(23,607)	878,263	3,401,514
Net increase (decrease) in cash	(291,065)	585,604	76,819	(5,262,984)
Cash, Beginning of year	1,446,029	1,369,210	1,369,210	6,632,194
Cash, End of year	1,154,964	1,954,814	1,446,029	1,369,210
Supplemental disclosure of cash flow information:
Cash paid for interest				245,565
Cash paid for income taxes
Schedule of non-cash Investing or Financing Activity:
Original issue discount included in notes payable				250,000
Reclass from prepaid expenses to fixed assets				600,000
Issuance of common stock and preferred stock for consulting fees and compensation				$ 136,249